INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss	$ 8,545	$ 8,316
Share based compensation	725	447
Reserves and accruals	2	(21)
Gross deferred tax assets	9,272	8,742
Less valuation allowance	(9,272)	(8,742)
Total deferred tax assets
Deferred tax liabilities:
Total deferred tax liabilities
Net deferred tax assets / (liabilities)